UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Masashi Terachi
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2014

Date of reporting period:  March 1, 2013 - May 31, 2013

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2013

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

JAPANESE COMMON STOCKS
Automotive Equipment and Parts
Musashi Seimitsu Industry Co., Ltd.	161,600	$3,595,153	$3,789,817	$194,664	1.4
Ball joints, camshafts, and gears
Kinugawa Rubber Industrial Co., Ltd.	560,000	3,131,312	3,148,594	17,282	1.2
Manufactures automative rubber and synthetic resin
Press Kogyo Co Ltd.	562,000	2,540,709	2,780,882	240,173	1.0
Chassis frames, axles, and suspensions
Tachi-S Co., Ltd.	302,200	5,362,202	4,474,040	(888,162)	1.7
Child transformation seats, seat components, and rotating units
Toyo Tire & Rubber Co., Ltd.	761,000	3,371,199	4,278,715	907,516	1.6
Manufactures and sells various tires
Total Automotive Equipment and Parts		18,000,575	18,472,048	471,473	6.9

Banks and Finance
Fuyo General Lease Co., Ltd.	131,200	4,177,510	4,904,794	727,284	1.8
Machinery leasing
Hitachi Capital Corporation	245,400	5,138,639	5,516,603	377,964	2.1
Financial services
Total Banks and Finance		9,316,149	10,421,397	1,105,248	3.9

Chemicals and Pharmaceuticals
Adeka Corporation	506,000	4,894,278	4,606,159	(288,119)	1.7
Resin products
Central Glass Co., Ltd.	840,000	3,594,560	2,640,488	(954,072)	1.0
Glass and Chemicals
Nichi-Iko Pharmaceutical Co., Ltd.	231,200	4,697,582	5,133,193	435,611	1.9
Medical drugs
Rohto Pharmaceutical Co., Ltd.	266,000	2,973,420	3,877,436	904,016	1.5
Pharmaceuticals manufacturer
Taiyo Holdings Co., Ltd.	96,000	2,978,191	3,108,136	129,945	1.2
Manufactures and sells resist inks for printed circuit boards
Total Chemicals and Pharmaceuticals		19,138,031	19,365,412	227,381	7.3

Construction and Engineering
Hajime Construction Co., Ltd.	58,200	2,375,590	3,272,289	896,699	1.2
Detached houses
Nippo Corporation	281,000	3,495,389	3,678,120	182,731	1.4
Constuction business and manufacture and sale of asphalt mixtures
Total Construction and Engineering		5,870,979	6,950,409	1,079,430	2.6

Electronics
Fuji Machine Mfg. Co., Ltd.	564,400	4,670,819	4,611,687	(59,132)	1.7
Automated assembly machines
Hitachi Kokusai Electric Inc.	357,000	2,990,354	3,603,808	613,454	1.4
Wireless communication equipment
Mimasu Semiconductor Industry Co., Ltd.	285,000	2,681,886	2,602,856	(79,030)	1.0
Silicon and gallium
Nippon Chemi-Con Corporation	903,000	3,578,872	3,313,104	(265,768)	1.2
Electronic components and circuit products
Sato Corporation	273,200	3,366,109	5,074,159	1,708,050	1.9
Automation recognition systems
Siix Corporation	300,400	3,969,867	3,458,420	(511,447)	1.3
Video, audio, and office equipment
Total Electronics		21,257,907	22,664,034	1,406,127	8.5

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Food Manufacturing
Warabeya Nichiyo Co., Ltd.	155,400	$2,149,712	$2,578,057	$428,345	1.0
Prepared boxed lunches
Total Food Manufacturing		2,149,712	2,578,057	428,345	1.0

Information and Software
DTS Corporation	267,200	3,470,794	3,839,286	368,492	1.5
Information technology services
Otsuka Corporation	68,500	4,643,856	6,378,254	1,734,398	2.4
Computer information system developer
Square Enix Holdings Co., Ltd.	267,400	5,091,616	3,510,711	(1,580,905)	1.3
Entertainment software
Toei Company Ltd.	473,000	2,538,265	2,753,245	214,980	1.0
Movies, television programs, and video software
Total Information and Software		15,744,531	16,481,496	736,965	6.2

Iron and Steel
Hanwa Co., Ltd.	1,292,000	5,231,636	4,804,403	(427,233)	1.8
Steel imports/exports
Neturen Co., Ltd.	428,100	3,389,337	3,120,170	(269,167)	1.2
Induction hardening equipment
Yamato Kogyo Co., Ltd.	106,500	2,837,432	3,305,518	468,086	1.2
Structural steel products and railway track accessories
Total Iron and Steel		11,458,405	11,230,091	(228,314)	4.2

Machinery and Machine Tools
Asahi Diamond Industrial Co., Ltd.	339,400	4,740,190	3,402,582	(1,337,608)	1.3
Instruments and machines for diamond objects
Disco Corporation	84,000	4,872,226	5,630,820	758,594	2.1
Precision cutting, grinding, and polishing machines
Trusco Nakayama Corporation	121,700	2,102,990	2,565,662	462,672	1.0
Industrial machinery
Total Machinery and Machine Tools		11,715,406	11,599,064	(116,342)	4.4

Miscellaneous Manufacturing
Asahi Intecc Co., Ltd.	114,800	3,033,568	6,101,720	3,068,152	2.3
Medical tools
Hogy Medical Co., Ltd.	102,400	4,520,607	5,716,813	1,196,206	2.2
Medical supply products
Nichiha Corporation	250,300	2,923,047	3,596,457	673,410	1.3
Armoring materials
Total Miscellaneous Manufacturing		10,477,222	15,414,990	4,937,768	5.8

Real Estate and Warehouse
Daibiru Corporation	530,300	4,977,538	6,220,883	1,243,345	2.3
Leases office buildings, apartments and hotels
Total Real Estate and Warehouse		4,977,538	6,220,883	1,243,345	2.3

Retail
Arcs Company, Limited	283,000	4,996,863	5,023,254	26,391	1.9
Supermarkets and discount stores
Asahi Co., Ltd.	163,000	2,630,313	2,663,731	33,418	1.0
Bicycles, parts and accessories
Heiwado Co., Ltd.	212,000	2,662,853	3,287,897	625,044	1.2
Supermarkets
Kusuri No Aoki Co., Ltd.	41,900	2,963,487	2,617,581	(345,906)	1.0
Sells pharmaceutical products and cosmetics
Pal Co., Ltd.	76,900	1,850,366	2,604,130	753,764	1.0
Apparel
Xebio Co., Ltd.	187,900	4,162,839	3,698,562	(464,277)	1.4
Sporting goods
Total Retail		19,266,721	19,895,155	628,434	7.5

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Services
Daiseki Co., Ltd.	208,700	$3,780,873	$3,445,739	$(335,134)	1.3
Waste disposal
Message Co., Ltd.	1,744	5,583,292	4,494,676	(1,088,616)	1.7
Nursing facilities
NEC Networks & System Integration Corporation	169,900	2,062,814	3,669,415	1,606,601	1.4
Communication systems
Nihon M&A Center Inc.	61,800	1,863,684	3,333,750	1,470,066	1.3
Provides merger and acquisition brokerage services
Rakuten, Inc.	598,500	5,849,388	6,730,120	880,732	2.5
Manages consumer websites
Total Services		19,140,051	21,673,700	2,533,649	8.2

Transportation
Kintetsu World Express Inc.	151,500	4,283,147	5,874,015	1,590,868	2.2
Distribution services
Senko Co., Ltd.	710,000	2,665,314	3,541,375	876,061	1.3
Trucking and warehousing
Total Transportation		6,948,461	9,415,390	2,466,929	3.5

Wholesale
Inabata & Co., Ltd.	333,200	2,114,576	2,682,913	568,337	0.9
Sells chemicals and other products
Paltac Corporation	548,700	6,553,493	6,980,833	427,340	2.6
Daily necessities
Total Wholesale		8,668,069	9,663,746	995,677	3.5

TOTAL JAPANESE COMMON STOCKS		184,129,757	202,045,872	17,916,115	76.0

INVESTMENTS IN FOREIGN CURRENCY
Japanese Yen
Non- interest bearing account		2,140,344	2,145,872	5,528	0.8
TOTAL INVESTMENTS IN FOREIGN CURRENCY		2,140,344	2,145,872	5,528	0.8

TOTAL INVESTMENTS		186,270,101	204,191,744	17,921,643	76.8

OTHER ASSETS LESS LIABILITIES, NET			61,609,209		23.2

NET ASSETS			265,800,953		100.0

Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $26,810,691.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $8,894,576.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2013:

Japanese Yen	100.85	=$1.00

The tax basis of investments, exclusive of investments in foreign investments of $2,145,872 at May 31, 2013 was $245,603,708.  The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2013.  Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Level	Investments in Securities
Level 1
Equity Securities	$202,045,872
Foreign Currency	$2,145,872
Level 2	0
Level 3	0
Total	$204,191,744

During the period ended May 31, 2013, there were no transfers between Level 1 and Level 2 and the Fund did not hold any instruments which used significant observable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:  /s/ Masashi Terachi
        Masashi Terachi, President
        (Principal Executive Officer)

Date:  July 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Masashi Terachi
        Masashi Terachi, President
        (Principal Executive Officer)

Date:  July 23, 2013

By:  /s/ Robert Kleinman
        Robert Kleinman, Treasurer
        (Principal Financial Officer)

Date:  July 23, 2013